CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (14,245,878)	$ (14,472,494)	[1]	$ (4,630,168)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,096,939	5,473,037		2,721,636
Loss on disposal of assets	143,527	178,619		12,045
Stock-based compensation	1,662,883	868,756		181,191
Non-cash interest expense/income, net	799,543	262,904		180,258
Foreign exchange (gains) / losses	(2,337,815)	4,086,004		414,099
Other non-cash	665,725	666,109		66,607
Changes in operating assets and liabilities:
Account receivable	(210,006)	(191,623)		(8,119)
Inventories	(2,103,922)	(1,749,477)		(253,507)
Other current assets	(1,151,363)	(2,880,347)		(885,203)
Accounts payable	1,659,783	2,372,830		857,264
Deferred revenue	662,425	1,032,912		44,246
Income taxes payable	(530,065)	887,648
Other liabilities	422,606	(571,879)		229,661
A. Net cash from operating activities	(5,465,618)	(4,037,001)		(1,069,990)
Cash flows from investing activities
Purchases of vehicles	(7,185,802)	(22,004,501)		(8,481,610)
Purchases of other property, plant and equipment	(803,661)	(828,943)		(731,236)
Proceeds from sale of equipment	38,133
Purchases of intangible assets	(208,690)	(58,352)		(20,934)
B. Net cash used in investing activities	(8,160,020)	(22,891,796)		(9,233,780)
Cash flows from financing activities
Proceeds from issuance of convertible notes	10,000,000	100,000		8,425,018
Proceeds from term loans	5,467,987	14,825,000
Payments of term loans	(4,209,340)	(1,541,314)
C. Net cash from financing activities	11,258,647	43,093,686		10,425,018
D. Decrease in cash and cash equivalents and restricted cash	(2,366,991)	16,164,889		121,248
E. Effect of exchange rate changes	(351,168)	(6,451,448)		(188,589)
F. Net decrease in cash and cash equivalents	(2,718,159)	9,713,441		(67,341)
G. Cash and cash equivalents at beginning of the period	13,215,729	3,502,288		3,569,629
Cash and cash equivalents at the end of the period	10,497,570	13,215,729		3,502,288
Cash paid, received for:
- Interest, net	(903,043)	(183,226)		16,802
- Income taxes	$ (530,065)
Series B Preferred stock
Cash flows from financing activities
Proceeds from issuance or sale of preferred stock		$ 29,710,000
Series A Preferred stock
Cash flows from financing activities
Proceeds from issuance or sale of preferred stock				$ 2,000,000

[1]	See restatement of financial statements in note 2.4 for further details.